CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 37,736	$ 38,808
Restricted cash	2,709	994
Accounts receivable, net of allowance for doubtful accounts	1,356	1,463
Amounts due from related parties	4,600
Inventories	7,357	8,481
Prepaid expenses and other current assets	3,619	5,811
Total current assets	57,377	55,557
Property and equipment, net	3,502	3,652
Intangible assets, net	8,516	9,890
Goodwill	27,922	28,169
Operating lease right-of-use assets	12,233
Long-term rental deposits	778	1,131
Long-term investments	2,873	5,188
TOTAL ASSETS	113,201	103,587
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $5 and $135 as of December 31, 2018 and 2019, respectively)	17,643	12,941
Amounts due to related parties	186	4,953
Convertible promissory notes		51,922
Advance from customers	21,731	17,732
Operating lease liabilities	3,470
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $4,673 and $13,887 as of December 31, 2018 and 2019, respectively)	28,642	22,688
Total current liabilities	71,672	110,236
Operating lease liabilities	8,801
Long-term payable	847	1,156
TOTAL LIABILITIES	81,320	111,392
(DEFICIT) / EQUITY
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 150,011,929 and 240,895,045 shares issued as of December 31, 2018 and 2019, respectively; 134,456,369 and 224,759,809 shares outstanding as of December 31, 2018 and 2019, respectively)	14	11
Additional paid-in capital	262,888	239,269
Forward contracts	15,769
Treasury shares, at cost (13,525,810 and 14,011,790 shares as of December 31, 2018 and 2019, respectively)	(27,512)	(27,261)
Accumulated other comprehensive loss	(1,444)	(932)
Accumulated deficit	(217,888)	(218,887)
Non-controlling interests	54	(5)
TOTAL (DEFICIT) / EQUITY	31,881	(7,805)
TOTAL LIABILITIES AND (DEFICIT) / EQUITY	$ 113,201	$ 103,587